Leases (Details)	1 Months Ended		6 Months Ended
	Apr. 20, 2014 USD ($)	Apr. 20, 2014 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)
Leases [Line Items]
Lease term of contract	20 years	20 years
Approximately of annual rent	$ 39,000	¥ 250,000
Operating lease expenses			$ 149,460	$ 88,469
Leasehold Improvements [Member]
Leases [Line Items]
Investment on leasehold improvements			$ 790,000		¥ 5,000,000